Selected Quarterly Financial Data (Unaudited) - Summary of Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 337,689	$ 314,479	$ 317,701	$ 245,425	$ 200,623	$ 199,418	$ 228,689	$ 276,667	$ 1,215,294	$ 905,397	$ 1,687,264
Gross profit	61,621	62,962	63,289	56,537	34,436	45,017	55,255	38,740
Income (loss) from continuing operations	2,083	1,214	3,170	(12,323)	(20,624)	(29,819)	(103,305)	(18,018)	16,839	(47,524)	61,363
Income (loss) from discontinued operations, net of tax	4,579	2,139	374	32,644	(6,150)	17,159	7,759	(74,939)	39,736	(56,171)	4,723
Net income (loss)	$ 6,662	$ 3,353	$ 3,544	$ 20,321	$ (26,774)	$ (12,660)	$ (95,546)	$ (92,957)	$ 33,880	$ (227,937)	$ 26,648
Net loss per common share:
Basic (in dollars per share)	$ 0.18	$ 0.09	$ 0.10	$ 0.57	$ (0.77)	$ (0.37)	$ (2.76)	$ (2.70)	$ 0.97	$ (6.59)	$ 0.78
Diluted (in dollars per share)	$ 0.18	$ 0.09	$ 0.10	$ 0.56	$ (0.77)	$ (0.37)	$ (2.76)	$ (2.70)	$ 0.97	$ (6.59)	$ 0.78